Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
India [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	₨ 26,311	₨ 17,121	₨ 16,388
Proved oil and gas properties	1,386,994	1,276,878	1,264,044
Support equipment	5,231	4,865	4,656
Gross Capitalized costs	1,418,536	1,298,864	1,285,088
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,183,462)	(1,075,592)	(1,136,079)
Net Capitalized costs	235,073	223,272	149,009
Sri Lanka [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	54,514	51,261	51,100
Gross Capitalized costs	54,514	51,261	51,100
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(54,514)	(51,261)	(51,100)
South Africa [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	2,522	2,372	2,351
Gross Capitalized costs	2,522	2,372	2,351
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	₨ (2,522)	₨ (2,372)	₨ (2,351)